Stockholders' Deficit (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Options Balance (in shares)	1,903	3,256	0	1,903
Options Granted (in shares)	0	0	3,256
Options Exercised (in shares)	0	0	0
Options Forfeited/Cancelled (in shares)	(58)	(1,353)	0
Options Balance (in shares)	1,845	1,903	3,256	1,903
Options exercisable, (in shares)	1,845	1,903
Outstanding options held by related parties Options	1,177	1,177	2,353
Exercisable options held by related parties - 2012, Options	1,177	1,177	2,353
Weighted Average Exercise Price Balance (in dollars per share)	$ 425	$ 425	$ 0	$ 0.50
Weighted Average Exercise Price Granted (in dollars per share)			$ 425
Weighted Average Exercise Price Exercised (in dollars per share)			$ 0
Weighted Average Exercise Price Forfeited/Cancelled (in dollars per share)	$ 425	$ 425	$ 0
Weighted Average Exercise Price Balance (in dollars per share)	$ 425	$ 425	$ 425	$ 0.50
Weighted Average Exercise Price exercisable (in dollars per share)	$ 425	$ 425
Balance, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life Granted (years)			4 years 3 months
Weighted Average Remaining Contractual Life Exercised (years)			0 years
Weighted Average Remaining Contractual Life Forfeited/Cancelled (years)			0 years
Weighted Average Remaining Contractual Life exercisable (years)	2 years 6 months	3 years 3 months	4 years 3 months
Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value	0	0	0	0
Aggregate Intrinsic Value exercisable Balance	$ 0	$ 0